Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables [abstract]
Trade payables	$ 5,360	$ 5,079
Other payables	1,327	1,948
Total	6,687	7,027
Current	6,687	7,027
Non-current	$ 0	$ 0